ACCOUNTS RECEIVABLE - Additional information (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Parent
Disclosure of transactions between related parties [line items]
Current interest receivable	$ 10.6	$ 8.6